UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 92.1%
Australia – 3.9%
1,030,021	Computershare Ltd. (Software & Services)	$ 9,290,977

Belgium – 1.9%
34,219	Solvay SA (Materials)	4,577,895

Denmark – 2.0%
81,563	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	4,813,562

France – 15.0%
92,557	Publicis Groupe SA (Media)	6,999,834
286,073	Rexel SA (Capital Goods)	4,505,271
101,506	Safran SA (Capital Goods)	7,685,094
65,277	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	7,036,277
94,592	Societe Generale SA (Banks)	4,644,604
76,665	Vinci SA (Capital Goods)	4,913,302

		35,784,382

Germany – 6.0%
65,586	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	9,685,511
54,666	Beiersdorf AG (Household & Personal Products)	4,670,635

		14,356,146

Ireland – 4.0%
1,213,156	C&C Group PLC (Food, Beverage & Tobacco)	4,727,173
54,146	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	4,813,371

		9,540,544

Italy – 1.9%
690,593	UniCredit SpA (Banks)	4,579,524

Japan – 23.1%
87,600	Dentsu, Inc. (Media)	4,957,409
175,800	Hoya Corp. (Health Care Equipment & Services)	7,434,283
486,100	Isuzu Motors Ltd. (Automobiles & Components)	6,728,707
276,000	Kubota Corp. (Capital Goods)	4,720,327
215,000	Mitsubishi Estate Co. Ltd. (Real Estate)	4,774,640
54,500	Nidec Corp. (Capital Goods)	4,872,644
509,600	ORIX Corp. (Diversified Financials)	7,611,197
76,900	Pola Orbis Holdings, Inc. (Household & Personal Products)	4,698,204
104,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,698,797

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,220,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	$ 4,574,063

		55,070,271

Netherlands – 1.6%
130,648	Royal Dutch Shell PLC Class A (Energy)	3,744,810

South Korea – 3.4%
148,387	Hana Financial Group, Inc. (Banks)	3,702,467
115,501	Kia Motors Corp. (Automobiles & Components)	4,332,582

		8,035,049

Spain – 5.0%
962,795	Banco Popular Espanol SA (Banks)	4,421,581
1,053,999	Iberdrola SA (Utilities)	7,434,108

		11,855,689

Sweden – 1.9%
380,939	Volvo AB Class B (Capital Goods)	4,518,297

Switzerland – 10.0%
11,276	Syngenta AG (Registered) (Materials)	4,645,383
16,396	The Swatch Group AG (Consumer Durables & Apparel)	7,061,233
208,781	UBS Group AG (Registered) (Diversified Financials)*	4,800,105
111,098	Wolseley PLC (Capital Goods)	7,376,469

		23,883,190

Taiwan – 2.3%
518,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	5,445,306

United Kingdom – 10.1%
381,980	BG Group PLC (Energy)	6,499,301
1,148,056	Melrose Industries PLC (Capital Goods)	4,952,997
76,751	Reckitt Benckiser Group PLC (Household & Personal Products)	7,360,278
1,360,157	Vodafone Group PLC (Telecommunication Services)	5,152,269

		23,964,845

TOTAL COMMON STOCKS		$219,460,487

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 2.5%
United States – 2.5%
317,542	iShares MSCI United Kingdom ETF	$ 5,887,229

TOTAL INVESTMENTS – 94.6%		$ 225,347,716

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.4%		12,852,847

NET ASSETS – 100.0%		$ 238,200,563

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$232,996,058

Gross unrealized gain	13,629,940
Gross unrealized loss	(21,278,282)

Net unrealized security loss	$(7,648,342)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 96.4%
Australia – 5.1%
379,124	Aveo Group (Real Estate)	$ 763,129
25,876	Caltex Australia Ltd. (Energy)	651,845
92,679	carsales.com Ltd. (Software & Services)	733,635
156,296	Computershare Ltd. (Software & Services)	1,409,818
378,543	Echo Entertainment Group Ltd. (Consumer Services)	1,386,001
86,728	GrainCorp Ltd. Class A (Food, Beverage & Tobacco)	564,781
342,194	Macquarie Atlas Roads Group (Transportation)	853,854
141,185	Navitas Ltd. (Consumer Services)	425,141
57,298	Seek Ltd. (Commercial & Professional Services)	629,290
120,732	Super Retail Group Ltd. (Retailing)	812,558
165,941	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	697,299
173,472	Veda Group Ltd. (Commercial & Professional Services)	310,046

		9,237,397

Belgium – 1.3%
34,033	bpost SA (Transportation)	963,115
289,789	Rezidor Hotel Group AB (Consumer Services)	1,320,162

		2,283,277

Canada – 6.2%
55,265	Advantage Oil & Gas Ltd. (Energy)*	301,711
42,666	Air Canada (Transportation)*	383,973
170,888	Alamos Gold, Inc. Class A (Materials)*	555,319
11,380	Allied Properties Real Estate Investment Trust (REIT)	316,902
11,838	Amaya, Inc. (Consumer Services)*	290,191
75,139	AuRico Metals, Inc. (Materials)*	29,875
8,031	Canadian Apartment Properties Real Estate Investment Trust (REIT)	172,121
13,977	Canadian Western Bank (Banks)	262,900
33,082	Cardinal Energy Ltd. (Energy)	308,598
52,456	Celestica, Inc. (Technology Hardware & Equipment)*	702,702
28,714	Chemtrade Logistics Income Fund (Materials)	423,295
13,924	Cineplex, Inc. (Media)	507,198
20,796	Dominion Diamond Corp. (Materials)	258,867
8,058	Dream Office Real Estate Investment Trust (REIT)	146,207
39,345	Element Financial Corp. (Diversified Financials)*	596,260
80,317	Extendicare, Inc. (Health Care Equipment & Services)	529,981

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
12,952	Home Capital Group, Inc. (Banks)	$ 315,221
6,034	Laurentian Bank of Canada (Banks)	228,285
74,389	Lundin Mining Corp. (Materials)*	268,468
3,665	MacDonald Dettwiler & Associates Ltd. (Capital Goods)	217,291
23,600	Maple Leaf Foods, Inc. (Food, Beverage & Tobacco)	409,438
25,976	Morneau Shepell, Inc. (Commercial & Professional Services)	327,717
20,144	Norbord, Inc. (Materials)	390,758
20,197	Pason Systems, Inc. (Energy)	305,924
13,382	Peyto Exploration & Development Corp. (Energy)	289,567
21,566	Quebecor, Inc. Class B (Media)	510,025
21,773	Ritchie Bros Auctioneers, Inc. (Commercial & Professional Services)	589,004
32,548	Russel Metals, Inc. (Capital Goods)	482,801
14,412	ShawCor Ltd. (Energy)	338,743
46,300	Superior Plus Corp. (Utilities)	399,684
37,203	Veresen, Inc. (Energy)	421,000

		11,280,026

China – 2.1%
612,000	Boer Power Holdings Ltd. (Capital Goods)	1,166,797
644,000	CAR, Inc. (Transportation)*	1,256,962
161,720	Livzon Pharmaceutical Group, Inc. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	778,090
236,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	700,930

		3,902,779

Denmark – 0.9%
79,197	GN Store Nord A/S (Health Care Equipment & Services)	1,610,905

Finland – 0.8%
528,631	Citycon OYJ (Real Estate)*	1,402,940

France – 6.9%
9,304	Cap Gemini SA (Software & Services)	888,824
107,866	Coface SA (Diversified Financials)	1,061,583
14,311	Eramet (Materials)*	942,518
16,782	Ingenico Group (Technology Hardware & Equipment)	2,198,169
21,660	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,395,664
27,707	JCDecaux SA (Media)	1,060,283
33,853	Klepierre (REIT)	1,540,264

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
44,997	Nexity SA (Real Estate)	$ 1,984,131
78,785	UBISOFT Entertainment (Software & Services)*	1,530,671

		12,602,107

Germany – 6.3%
40,318	Brenntag AG (Capital Goods)	2,242,080
53,727	GEA Group AG (Capital Goods)	2,273,500
83,050	Gerry Weber International AG (Consumer Durables & Apparel)	2,045,248
32,705	GfK SE (Media)	1,396,056
48,148	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	540,087
20,406	Leoni AG (Automobiles & Components)	1,292,949
26,655	Salzgitter AG (Materials)	951,597
11,925	Symrise AG (Materials)	792,857

		11,534,374

Hong Kong – 0.5%
1,194,000	China Traditional Chinese Medicine Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	901,535

Ireland – 0.9%
319,762	Beazley PLC (Insurance)	1,683,689

Italy – 3.6%
68,945	Buzzi Unicem SpA (Materials)	1,176,993
15,939	Ei Towers SpA (Technology Hardware & Equipment)	1,023,168
79,116	MARR SpA (Food & Staples Retailing)	1,463,095
39,696	Moncler SpA (Consumer Durables & Apparel)	806,607
246,343	Unione di Banche Italiane SCpA (Banks)	1,998,021

		6,467,884

Japan – 21.6%
17,700	ABC-Mart, Inc. (Retailing)	1,062,747
26,400	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	832,102
19,600	Asahi Intecc Co. Ltd. (Health Care Equipment & Services)	654,908
34,600	Asics Corp. (Consumer Durables & Apparel)	994,341
34,400	Century Tokyo Leasing Corp. (Diversified Financials)	1,166,992
102,500	Daifuku Co. Ltd. (Capital Goods)	1,480,921
25,200	Daiichikosho Co. Ltd. (Media)	990,846
62,300	Eiken Chemical Co. Ltd. (Health Care Equipment & Services)	1,228,673
36,700	FP Corp. (Materials)	1,183,596

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
54,000	GMO Internet, Inc. (Software & Services)	$ 901,380
40,100	HIS Co. Ltd. (Consumer Services)	1,458,187
57,400	J. Front Retailing Co. Ltd. (Retailing)	1,078,369
102,000	Makino Milling Machine Co. Ltd. (Capital Goods)	887,854
29,800	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	1,438,216
86,100	MISUMI Group, Inc. (Capital Goods)	1,063,147
343,000	Nankai Electric Railway Co. Ltd. (Transportation)	1,725,581
123,700	Nomura Co. Ltd. (Commercial & Professional Services)	1,822,182
36,100	Obic Co. Ltd. (Software & Services)	1,712,769
37,600	Otsuka Corp. (Software & Services)	1,973,461
94,800	Oyo Corp. (Commercial & Professional Services)	1,259,388
74,400	Sac’s Bar Holdings, Inc. (Retailing)	1,387,729
84,600	Sakata Seed Corp. (Food, Beverage & Tobacco)	1,558,177
158,000	Shinmaywa Industries Ltd. (Capital Goods)	1,599,226
63,100	Start Today Co. Ltd. (Retailing)	2,019,637
51,900	Sumco Corp. (Semiconductors & Semiconductor Equipment)	518,176
195,000	The 77 Bank Ltd. (Banks)	1,268,646
274,000	The Hokkoku Bank Ltd. (Banks)	998,193
45,600	Tokyo Ohka Kogyo Co. Ltd. (Materials)	1,248,149
98,500	Tokyo Tatemono Co. Ltd. (Real Estate)	1,378,347
171,700	Tosei Corp. (Real Estate)	1,141,063
69,700	Yonex Co. Ltd. (Consumer Durables & Apparel)	1,322,183

		39,355,186

Luxembourg – 1.2%
487,864	Regus PLC (Commercial & Professional Services)	2,139,774

Netherlands – 1.3%
69,608	Delta Lloyd NV (Insurance)	1,235,765
71,067	USG People NV (Commercial & Professional Services)	1,084,942

		2,320,707

New Zealand – 0.4%
129,040	Fletcher Building Ltd. (Materials)	676,936

Portugal – 1.5%
187,008	CTT-Correios de Portugal SA (Transportation)	1,928,030

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Portugal – (continued)
276,632	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	$ 829,100

		2,757,130

Singapore – 0.7%
9,576,200	SIIC Environment Holdings Ltd. (Utilities)*	1,199,152

South Africa – 0.8%
57,803	Mondi PLC (Materials)	1,387,572

South Korea – 2.5%
135,035	Byucksan Corp. (Capital Goods)	1,188,392
2,258	CJ CheilJedang Corp. (Food, Beverage & Tobacco)	794,592
3,448	Hanssem Co. Ltd. (Consumer Durables & Apparel)	876,676
2,684	NongShim Co. Ltd. (Food, Beverage & Tobacco)	713,307
7,875	OCI Materials Co. Ltd. (Materials)	895,048

		4,468,015

Spain – 1.4%
40,611	Enagas SA (Utilities)	1,140,022
29,017	Tecnicas Reunidas SA (Energy)	1,477,520

		2,617,542

Sweden – 0.9%
35,297	Indutrade AB (Capital Goods)	1,724,126

Switzerland – 7.7%
16,702	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	2,469,947
999	Barry Callebaut AG (Registered) (Food, Beverage & Tobacco)*	1,116,819
64,343	Gategroup Holding AG (Commercial & Professional Services)*	2,377,372
5,034	Geberit AG (Registered) (Capital Goods)	1,741,282
26,154	Implenia AG (Registered) (Capital Goods)	1,568,975
47,449	Julius Baer Group Ltd. (Diversified Financials)*	2,624,867
23,992	PSP Swiss Property AG (Registered) (Real Estate)*	2,155,198

		14,054,460

Taiwan – 1.6%
507,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	762,144
53,120	Eclat Textile Co. Ltd. (Consumer Durables & Apparel)	777,111
120,000	momo.com, Inc. (Retailing)	875,761

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
36,000	PChome Online, Inc. (Software & Services)	$ 500,214

		2,915,230

United Kingdom – 20.2%
268,923	Ashmore Group PLC (Diversified Financials)	1,114,584
78,217	Ashtead Group PLC (Capital Goods)	1,199,425
38,513	Bellway PLC (Consumer Durables & Apparel)	1,447,189
194,288	Big Yellow Group PLC (REIT)	2,136,482
142,686	Bodycote PLC (Capital Goods)	1,520,007
197,333	BTG PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	2,012,014
334,456	Cairn Energy PLC (Energy)*	839,727
77,935	Close Brothers Group PLC (Diversified Financials)	1,766,078
241,993	Foxtons Group PLC (Real Estate)	920,238
46,985	Go-Ahead Group PLC (Transportation)	1,868,604
85,149	Greene King PLC (Consumer Services)	1,148,069
157,292	Halma PLC (Technology Hardware & Equipment)	1,857,337
625,839	Hays PLC (Commercial & Professional Services)	1,627,001
149,301	Henderson Group PLC (Diversified Financials)	645,918
150,035	Inchcape PLC (Retailing)	1,879,026
171,682	Jupiter Fund Management PLC (Diversified Financials)	1,257,316
101,166	Kennedy Wilson Europe Real Estate PLC (Real Estate)	1,808,938
54,247	Persimmon PLC (Consumer Durables & Apparel)*	1,731,027
623,451	SIG PLC (Capital Goods)	2,032,549
208,538	Smart Metering Systems PLC (Technology Hardware & Equipment)	1,105,627
419,655	Spire Healthcare Group PLC (Health Care Equipment & Services)(a)	2,533,599
98,261	St. James’s Place PLC (Insurance)	1,499,248
147,185	TalkTalk Telecom Group PLC (Telecommunication Services)	691,927
56,525	Telecom Plus PLC (Utilities)	1,070,685
33,983	Victrex PLC (Materials)	1,026,183

		36,738,798

TOTAL COMMON STOCKS		$175,261,541

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 0.7%
United States – 0.7%
23,261	iShares MSCI Israel Capped Fund	$ 1,284,240

TOTAL INVESTMENTS – 97.1%		$176,545,781

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%		5,189,305

NET ASSETS – 100.0%		$181,735,086

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,533,599, which represents approximately 1.4% of net assets as of July 31, 2015.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

MSCI Singapore Index	18	August 2015	$931,589	$(29,458)

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$172,206,676

Gross unrealized gain	17,459,077
Gross unrealized loss	(13,119,972)

Net unrealized security gain	$4,339,105

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 90.7%
Australia – 3.0%
44,513	Australia & New Zealand Banking Group Ltd. (Banks)	$ 1,061,566
145,023	Computershare Ltd. (Software & Services)	1,308,134

		2,369,700

Belgium – 3.8%
17,452	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	2,085,195
6,738	Solvay SA (Materials)	901,425

		2,986,620

China – 0.6%
96,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	434,039

Denmark – 1.6%
20,636	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,217,864

France – 11.1%
5,918	Air Liquide SA (Materials)	770,614
18,585	Klepierre (REIT)	845,591
10,386	Publicis Groupe SA (Media)	785,465
29,800	Rexel SA (Capital Goods)	469,311
17,624	Safran SA (Capital Goods)	1,334,326
12,280	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	1,323,674
19,952	Societe Generale SA (Banks)	979,672
27,251	Total SA (Energy)	1,344,644
12,490	Vinci SA (Capital Goods)	800,458

		8,653,755

Germany – 7.0%
9,772	Adidas AG (Consumer Durables & Apparel)	799,665
10,561	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,559,612
19,291	Beiersdorf AG (Household & Personal Products)	1,648,213
23,903	GEA Group AG (Capital Goods)	1,011,474
16,943	Gerry Weber International AG (Consumer Durables & Apparel)	417,250

		5,436,214

India – 0.7%
34,693	Thermax Ltd. (Capital Goods)	565,725

Ireland – 4.5%
2,173,515	Bank of Ireland (Banks)*	914,899
16,370	Kerry Group PLC Class A (Food, Beverage & Tobacco)	1,243,672
14,715	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,308,107

		3,466,678

Shares	Description	Value
Common Stocks – (continued)
Italy – 1.0%
111,829	UniCredit SpA (Banks)	$ 741,571

Japan – 18.6%
5,900	Disco Corp. (Semiconductors & Semiconductor Equipment)	455,888
22,900	HIS Co. Ltd. (Consumer Services)	832,730
21,800	Hoya Corp. (Health Care Equipment & Services)	921,885
41,200	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,599,246
37,700	KDDI Corp. (Telecommunication Services)	957,055
67,000	Kubota Corp. (Capital Goods)	1,145,877
59,000	Mitsubishi Estate Co. Ltd. (Real Estate)	1,310,250
16,100	Nidec Corp. (Capital Goods)	1,439,442
74,900	ORIX Corp. (Diversified Financials)	1,118,679
23,900	Pola Orbis Holdings, Inc. (Household & Personal Products)	1,460,170
23,100	Start Today Co. Ltd. (Retailing)	739,360
33,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,488,103
40,700	Unicharm Corp. (Household & Personal Products)	977,106

		14,445,791

Netherlands – 3.2%
150,695	Aegon NV (Insurance)	1,159,106
46,366	Royal Dutch Shell PLC Class A (Energy)	1,329,005

		2,488,111

Russia – 0.7%
2,681	OJSC Magnit (Food & Staples Retailing)*	530,719

Singapore – 0.8%
42,405	DBS Group Holdings Ltd. (Banks)	624,296

South Korea – 2.0%
21,343	Hana Financial Group, Inc. (Banks)	532,538
26,527	Kia Motors Corp. (Automobiles & Components)	995,060

		1,527,598

Spain – 4.2%
114,475	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,160,816
158,026	Banco Popular Espanol SA (Banks)	725,725
195,718	Iberdrola SA (Utilities)	1,380,446

		3,266,987

Sweden – 3.9%
35,324	Hennes & Mauritz AB Class B (Retailing)	1,405,447

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
32,413	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	$ 922,295
61,153	Volvo AB Class B (Capital Goods)	725,332

		3,053,074

Switzerland – 12.8%
54,254	Credit Suisse Group AG (Registered) (Diversified Financials)*	1,600,537
11,165	Julius Baer Group Ltd. (Diversified Financials)*	617,645
22,919	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,378,172
3,564	Syngenta AG (Registered) (Materials)	1,468,264
3,355	The Swatch Group AG (Consumer Durables & Apparel)	1,444,891
56,301	UBS Group AG (Registered) (Diversified Financials)*	1,294,422
17,557	Wolseley PLC (Capital Goods)	1,165,715

		9,969,646

Taiwan – 1.0%
75,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	788,413

United Kingdom – 10.2%
150,124	Aviva PLC (Insurance)	1,220,685
107,601	BG Group PLC (Energy)	1,830,806
52,408	BTG PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	534,354
145,194	ITV PLC (Media)	635,336
150,852	Just Eat PLC (Software & Services)*	1,026,059
22,281	Rio Tinto PLC (Materials)	861,853
480,274	Vodafone Group PLC (Telecommunication Services)	1,819,276

		7,928,369

TOTAL COMMON STOCKS		$70,495,170

Shares	Description	Rate	Value
Preferred Stock – 1.3%
Germany – 1.3%
4,790	Volkswagen AG (Automobiles & Components)	4.860%	$ 960,745

Shares	Description	Rate	Value
Exchange Traded Funds – 4.7%
United States – 4.7%
11,097	iShares MSCI EAFE Fund		$ 718,864
226,421	iShares MSCI Japan Fund		2,927,623

TOTAL EXCHANGE TRADED FUNDS			$ 3,646,487

TOTAL INVESTMENTS – 96.7%			$75,102,402

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%			2,591,480

NET ASSETS – 100.0%			$77,693,882

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$72,326,538

Gross unrealized gain	7,104,806
Gross unrealized loss	(4,328,942)

Net unrealized security gain	$2,775,864

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2015:

FOCUSED INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$68,550,626	$—
Australia and Oceania	—	9,290,977	—
Europe	—	141,618,884	—
North America	5,887,229	—	—
Total	$5,887,229	$219,460,487	$—

INTERNATIONAL SMALL CAP

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$1,387,572	$—
Asia	—	52,741,897	—
Australia and Oceania	—	9,914,333	—
Europe	—	99,937,713	—
North America	12,564,266	—	—
Total	$12,564,266	$163,981,515	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(29,458)	$—	$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$18,916,581	$—
Australia and Oceania	—	2,369,700	—
Europe	—	50,169,634	—
North America	3,646,487	—	—
Total	$3,646,487	$71,455,915	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized loss at period end.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Issuer Concentration Risk — The Focused International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — The Funds may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Funds in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Funds. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Funds’ NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Funds’ performance to the extent that the Funds are delayed in investing new cash and are required to maintain a larger cash position than they ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Funds’ current expenses being allocated over a smaller asset base, leading to an increase in the Funds’ expense ratios.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 28, 2015

*	Print the name and title of each signing officer under his or her signature.